Cover	Aug. 07, 2025
Cover [Abstract]
Entity Registrant Name	CannaPharmaRX, Inc.
Entity Central Index Key	0001081938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 07, 2025
Entity File Number	333-251016
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-4635140
Entity Address Address Line 1	Suite 3600, 888—3rd Street SW
Entity Address City Or Town	Calgary
Entity Address State Or Province	AB
Entity Address Country	CA
Entity Address Postal Zip Code	T2P 5C5
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	652-6838
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CPMD